Note 1 - Basis of Presentation and General Information (Details)	Sep. 30, 2013
Liquified Petroleum Gas Vessel [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Number Of Vessels	38
MR Tankers Vessels [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Number Of Vessels	3
Aframax Tanker [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Number Of Vessels	1